UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way, Suite 120-D
         Orinda, CA  94563

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     Orinda, CA     October 31, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $865,909 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC         COM             026874107     4370    64600 SH       SOLE                    64600        0        0
ARROW INTL INC                  COM             042764100      569    12500 SH       SOLE                    12500        0        0
BED BATH & BEYOND INC           COM             075896100    59005  1729340 SH       SOLE                  1729340        0        0
CARDINAL HEALTH INC             COM             14149Y108    55622   889527 SH       SOLE                   889527        0        0
CATALINA MARKETING CORP         COM             148867104      308     9500 SH       SOLE                     9500        0        0
CITADEL BROADCASTING CORP       COM             17285T106     5578  1340863 SH       SOLE                  1340863        0        0
CLOROX CO DEL                   COM             189054109    68646  1125532 SH       SOLE                  1125532        0        0
COX RADIO INC                   CL A            224051102    11824   906039 SH       SOLE                   906039        0        0
EDWARDS AG INC                  COM             281760108     1277    15000 SH       SOLE                    15000        0        0
EXXON MOBIL CORP                COM             30231G102      342     3696 SH       SOLE                     3696        0        0
FIRST IND CORP                  COM             32054R108      313    10000 SH       SOLE                    10000        0        0
GREATER BAY BANCORP             COM             391648102     2894   104100 SH       SOLE                   104100        0        0
MANOR CARE INC NEW              NOTE 2.125% 8/0 564055AM3     2940  2000000 PRN      SOLE                  2000000        0        0
MICROSOFT CORP                  COM             594918104    96921  3289924 SH       SOLE                  3289924        0        0
NEKTAR THERAPEUTICS             COM             640268108      927   105000 SH       SOLE                   105000        0        0
NIKE INC                        CL B            654106103    89013  1517438 SH       SOLE                  1517438        0        0
PAYCHEX INC                     COM             704326107   118902  2900057 SH       SOLE                  2900057        0        0
PROGRESSIVE CORP OHIO           COM             743315103    74614  3844091 SH       SOLE                  3844091        0        0
SEALED AIR CORP NEW             COM             81211K100    47522  1859226 SH       SOLE                  1859226        0        0
STRYKER CORP                    COM             863667101    28130   409100 SH       SOLE                   409100        0        0
UNITED PARCEL SERVICE INC       CL B            911312106    29608   394250 SH       SOLE                   394250        0        0
US BANCORP DEL                  COM NEW         902973304      325     9993 SH       SOLE                     9993        0        0
VIACOM INC NEW                  CL B            92553P201    32906   844389 SH       SOLE                   844389        0        0
WATERS CORP                     COM             941848103    38614   577014 SH       SOLE                   577014        0        0
WELLS FARGO & CO NEW            COM             949746101    94739  2659726 SH       SOLE                  2659726        0        0